PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
VAT-input deductible	¥ 54,728		¥ 71,989
Prepaid financial advisory service fee	12,000		12,000
Prepaid marketing expense	7,877		3,955
Prepaid consulting and professional service fees	5,383		6,495
Prepaid insurance cost	4,973		4,325
Prepaid rental expense	2,469		2,207
Prepayment for used vehicles			4,689
Others	2,582		2,176
Total prepaid expenses and other current assets	90,012	$ 14,199	¥ 107,836
Aggregate amount of prepaid financial advisory service fee	¥ 60,000
Term period of aggregate amount of prepaid financial advisory service fee	5 years
Prepaid expenses and other current assets
Prepaid financial advisory service fee	¥ 12,000
Other noncurrent assets
Prepaid financial advisory service fee	¥ 24,000